Organization and Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Insurance Risk Programs	Dec. 31, 2011 Insurance Risk Programs
Intangible Assets
Impairment with respect to goodwill or other recorded intangible assets	$ 0
Insurance risk programs
Discount rate for provisions for losses for professional liability (as a percent)		3.00%	3.00%
Liability recorded after discounting		92.5	85.7
Value of aggregate liability, if the entity did not discount the provisions for losses		$ 95.6	$ 88.6